10Q BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business, consolidation and presentation - We are a leading payments technology company delivering innovative software and services to our customers globally. Our technologies, services and team member expertise allow us to provide a broad range of solutions that enable our customers to operate their businesses more efficiently across a variety of channels around the world. Global Payments Inc. and its consolidated subsidiaries are referred to herein collectively as "Global Payments," the "Company," "we," "our" or "us," unless the context requires otherwise.

On April 17, 2025, we entered into definitive agreements to acquire 100% of Worldpay Holdco, LLC (“Worldpay”) from Fidelity National Information Services, Inc. (“FIS”) and affiliates of GTCR LLC (“GTCR”) and divest our Issuer Solutions business to FIS. Worldpay is an industry leading payments technology and solutions company. Consideration expected to be paid to GTCR for its ownership interest in Worldpay consists of (1) approximately $6.1 billion in cash and (2) 43.3 million shares of Global Payments common stock. Consideration expected to be received for the divestiture of our Issuer Solutions business consists of (1) approximately $7.5 billion in cash and (2) FIS’ ownership interest in Worldpay. The proposed acquisition of Worldpay and divestiture of our Issuer Solutions business will occur simultaneously and the transactions are expected to close in the first quarter of 2026, subject to regulatory approvals and other customary closing conditions. Both transactions are subject to customary working capital and other adjustments. We will provide certain transition services to support the Issuer Solutions business upon divestiture. We will also receive certain transition services from FIS upon consummation of the Worldpay acquisition.

The Company analyzed quantitative and qualitative factors relevant to the Issuer Solutions disposal group and determined that the accounting criteria to be classified as held for sale and a discontinued operation were met. Accordingly, the operating results of the Issuer Solutions business have been reflected as discontinued operations for all periods presented. The assets and liabilities of the disposal group are presented separately on the consolidated balance sheets for all periods presented. Our consolidated statements of cash flows includes cash flows from discontinued operations for all periods presented. Unless otherwise indicated, all disclosures in the notes to the consolidated financial statements reflect only our continuing operations. Our Issuer Solutions business was historically presented as a reportable segment. For additional information related to the divestiture of Issuer Solutions, see "Note 2—Business Dispositions and Discontinued Operations."

These unaudited consolidated financial statements include our accounts and those of our majority-owned subsidiaries, and all intercompany balances and transactions have been eliminated in consolidation. Investments in entities that we do not control are accounted for using the equity or cost method, based on whether or not we have the ability to exercise significant influence over operating and financial policies. These unaudited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") for interim financial information pursuant to the rules and regulations of the Securities and Exchange Commission ("SEC"). The consolidated balance sheet as of December 31, 2024 was derived from the audited financial statements included in Exhibit 99.1 to this Current Report on Form 8-K ("Exhibit 99.1"), which revised certain financial information of our 2024 Form 10-K to reflect the presentation of our Issuer Solutions business as a discontinued operation, but does not include all disclosures required by GAAP for annual financial statements.

In the opinion of our management, all known adjustments necessary for a fair presentation of the results of the interim periods have been made. These adjustments consist of normal recurring accruals and estimates that affect the carrying amount of assets and liabilities. These financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in Exhibit 99.1.

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reported periods. Actual results could differ materially from those estimates. In particular, uncertainty resulting from global events and other macroeconomic conditions are difficult to predict, and the ultimate effect could result in additional charges related to the recoverability of assets, including financial assets, long-lived assets and goodwill and other losses. These unaudited consolidated financial statements reflect the financial statement effects based upon management’s estimates and assumptions utilizing the most currently available information.
Change in presentation - During the first quarter of 2025, we elected to change our presentation of cash flows associated with "Changes in settlement processing assets and obligations, net" and "Changes in funds held for customers" from operating activities to financing activities within our consolidated statements of cash flows. The change has been applied retrospectively and the prior period has been conformed to the current period presentation. This change had no effect on our consolidated statements of income, consolidated statements of comprehensive income, consolidated balance sheets or consolidated statements of changes in equity.

The change in presentation resulted in an increase in net cash provided by operating activities and an increase in net cash used in financing activities of $113.3 million for the three months ended March 31, 2024.

SEC rule changes - On March 27, 2025, the SEC voted to withdraw its litigation defense of its climate risk disclosure rules requiring disclosure of certain climate-related information and greenhouse gas emissions.

Recently issued accounting pronouncements not yet adopted

Accounting Standards Update ("ASU") 2024-03 - In November 2024, the Financial Accounting Standards Board ("FASB") issued ASU 2024-03, "Disaggregation of Income Statement Expenses," which requires disclosure in the notes to financial statements of specified information about certain costs and expenses. The amendments in this update are effective for fiscal years beginning after December 15, 2026. Early adoption is permitted. The amendments should be applied either prospectively to financial statements issued for reporting periods after the effective date of this update or retrospectively to any or all prior periods presented in the financial statements. We are evaluating the potential effects of ASU 2024-03 on our consolidated financial statements and related disclosures.

ASU 2023-09 - In December 2023, the FASB issued ASU 2023-09, "Income Taxes (Topic 740): Improvement to Income Tax Disclosures," which is intended to enhance the transparency and decision usefulness of income tax information through improvements to income tax disclosures, primarily related to the rate reconciliation and information regarding income taxes paid. The amendments in this update are effective for annual periods beginning with our fiscal year ending December 31, 2025. We expect to apply this amendment on a retrospective basis in our Annual Report on Form 10-K for the year ended December 31, 2025. The adoption will result in expanded disclosures of the components of the reconciliation between income tax expense and statutory expectations as well as expanded disclosures of income taxes paid.
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business, consolidation and presentation - We are a leading payments technology company delivering innovative software and services to our customers globally. Our technologies, services and team member expertise allow us to provide a broad range of solutions that enable our customers to operate their businesses more efficiently across a variety of channels around the world. Global Payments Inc. and its consolidated subsidiaries are referred to herein collectively as "Global Payments," the "Company," "we," "our" or "us," unless the context requires otherwise.

On April 17, 2025, we entered into definitive agreements to acquire 100% of Worldpay Holdco, LLC (“Worldpay”) from Fidelity National Information Services, Inc. (“FIS”) and affiliates of GTCR LLC (“GTCR”) and divest our Issuer Solutions business to FIS. Worldpay is an industry leading payments technology and solutions company. Consideration expected to be paid to GTCR for its ownership interest in Worldpay consists of (1) approximately $6.1 billion in cash and (2) 43.3 million shares of Global Payments common stock. Consideration expected to be received for the divestiture of our Issuer Solutions business consists of (1) approximately $7.5 billion in cash and (2) FIS’ ownership interest in Worldpay. The proposed acquisition of Worldpay and divestiture of our Issuer Solutions business will occur simultaneously, and the transactions are expected to close in the first quarter of 2026, subject to regulatory approvals and other customary closing conditions. Both transactions are subject to customary working capital and other adjustments. We will provide certain transition services to support the Issuer Solutions business upon divestiture. We will also receive certain transition services from FIS upon consummation of the Worldpay acquisition.

We analyzed quantitative and qualitative factors relevant to the Issuer Solutions disposal group and determined that the accounting criteria to be classified as held for sale and a discontinued operation were met. Accordingly, the operating results of the Issuer Solutions business have been reflected as discontinued operations for all periods presented. The assets and liabilities of the disposal group are presented separately on the consolidated balance sheets for all periods presented. Our consolidated statements of cash flows includes cash flows from discontinued operations for all periods presented. Unless otherwise indicated, all disclosures in the notes to the consolidated financial statements reflect only our continuing operations. Our Issuer Solutions business was historically presented as a reportable segment. For additional information related to the divestiture of Issuer Solutions, see "Note 3—Business Dispositions and Discontinued Operations."

Additionally, as described in "Note 3—Business Dispositions and Discontinued Operations," during the second quarter of 2023, we completed the sale of the consumer portion of our Netspend business, which comprised our former Consumer Solutions segment. Our consolidated financial statements include the results of our former Consumer Solutions segment for periods prior to disposition. See "Note 18—Segment Information" in the notes to the accompanying consolidated financial statements for additional information about our segments.

In 2025, we elected to change our presentation of cash flows associated with "Changes in settlement processing assets and obligations, net" and "Changes in funds held for customers" from operating activities to financing activities within our consolidated statements of cash flows. The change has been applied retrospectively, and the prior periods have been conformed to the current period presentation. This change had no effect on our consolidated statements of income, consolidated statements of comprehensive income, consolidated balance sheets or consolidated statements of changes in equity. The change in presentation resulted in the following changes:

•a decrease in net cash provided by operating activities and a decrease in net cash used in financing activities of $475.1 million for the year ended December 31, 2024,
•an increase in net cash provided by operating activities and a decrease in net cash provided by financing activities of $301.1 million for the year ended December 31, 2023, and
•an increase in net cash provided by operating activities and an increase in net cash used in financing activities of $296.2 million for the year ended December 31, 2022.
In 2025, we also elected to change the presentation of disaggregated revenues in our Merchant Solutions segment from distribution channels to service lines. The change has been applied retrospectively, and the prior periods have been conformed to the current period presentation. This change had no effect on our consolidated statements of income, consolidated statements of comprehensive income, consolidated balance sheets, consolidated statements of cash flows or consolidated statements of changes in equity. See "Note 4—Revenues" for our disaggregated revenue disclosures.

These consolidated financial statements include our accounts and those of our majority-owned subsidiaries, and all intercompany balances and transactions have been eliminated in consolidation. Investments in entities that we do not control are accounted for using the equity or cost method, based on whether or not we have the ability to exercise significant influence over operating and financial policies. These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP").

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reported period. Actual results could differ materially from those estimates. In particular, uncertainty resulting from global events and other macroeconomic conditions are difficult to predict at this time, and the ultimate effect could result in additional charges related to the recoverability of assets, including financial assets, long-lived assets and goodwill and other losses. These consolidated financial statements reflect the financial statement effects based upon management’s estimates and assumptions utilizing the most currently available information.

Recently adopted accounting pronouncements

Accounting Standards Update ("ASU") 2023-07 - In November 2023, the Financial Accounting Standards Board ("FASB") issued ASU 2023-07, "Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures," which updates reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, inclusion of all annual disclosures in interim periods and disclosure of the title and position of the chief operating decision maker. We adopted ASU 2023-07 effective December 31, 2024 and applied it retrospectively to all periods presented in the financial statements. See "Note 18—Segment Information" for further information.

ASU 2021-08 - In October 2021, the FASB issued ASU 2021-08, "Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers." We elected to early adopt ASU 2021-08 during the year ended December 31, 2022, with application to any business combinations for which the acquisition date occurred after January 1, 2022. Prior to the adoption of this update, an acquirer generally recognized assets acquired and liabilities assumed in a business combination, including contract assets and contract liabilities arising from revenue contracts with customers and other similar contracts that are accounted for in accordance with Accounting Standards Codification ("ASC") Topic 606, Revenue from Contracts with Customers ("Topic 606" or "ASC 606"), at fair value on the acquisition date. ASU 2021-08 requires that an entity recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. At the acquisition date, an acquirer should account for the related revenue contracts in accordance with Topic 606 as if it had originated the contracts, which should generally result in an acquirer recognizing and measuring the acquired contract assets and contract liabilities consistent with how they were recognized and measured in the acquiree’s financial statements. This update also provides certain practical expedients for acquirers when recognizing and measuring acquired contract assets and contract liabilities from revenue contracts in a business combination.

Recently issued accounting pronouncement not yet adopted

ASU 2024-03 - In November 2024, the FASB issued ASU 2024-03, "Disaggregation of Income Statement Expenses," which requires disclosure in the notes to financial statements of specified information about certain costs and expenses. The amendments in this update are effective for fiscal years beginning after December 15, 2026. Early adoption is permitted. The amendments should be applied either prospectively to financial statements issued for reporting periods after the effective date of this update or retrospectively to any or all prior periods presented in the financial statements. We are evaluating the potential effects of ASU 2024-03 on our consolidated financial statements.
ASU 2023-09 - In December 2023, the FASB issued ASU 2023-09, "Income Taxes (Topic 740): Improvement to Income Tax Disclosures," which is intended to enhance the transparency and decision usefulness of income tax information through improvements to income tax disclosures, primarily related to the rate reconciliation and information regarding income taxes paid. The amendments in this update are effective for annual periods beginning with our fiscal year ending December 31, 2025. We expect to apply this amendment on a retrospective basis in our Annual Report on Form 10-K for the year ended December 31, 2025. The adoption will result in expanded disclosures of the components of the reconciliation between income tax expense and statutory expectations as well as expanded disclosures of income taxes paid.

SEC rule changes - On March 6, 2024, the SEC adopted final rules that require disclosure of certain climate-related information, including disclosures relating to material climate-related risks, targets or goals, risk management and governance activities and greenhouse gas emissions. In addition, the rules require disclosure of certain climate-related financial metrics in the notes to the audited financial statements. The new disclosures are required on a prospective basis and provide for a phased-in compliance period. However, in April 2024, the SEC stayed the rules pending judicial review. Therefore, the timing of the effectiveness of these rules and their ultimate enforceability is uncertain.

Revenue recognition - At contract inception, we assess the goods and services promised in our contracts with customers and identify a performance obligation for each promise to transfer to the customer a good or service that is distinct. In accordance with ASC 606, we recognize revenue when a customer obtains control of promised goods and services. The amount of revenue recognized reflects the consideration to which we expect to be entitled to receive in exchange for these goods and services.

Merchant Solutions. Our customers in the Merchant Solutions segment contract with us for payment services, which we provide in exchange for consideration for completed transactions. Our payment solutions are similar around the world in that we enable our customers to accept card, check and digital-based payments. Our comprehensive offerings include, but are not limited to, authorization, settlement and funding services, customer support, chargeback resolution, payment security services, consolidated billing and reporting. In addition, we may sell or lease point-of-sale terminals or other equipment to customers.

For our payment services, the nature of our promise to the customer is that we stand ready to process transactions the customer requests on a daily basis over the contract term. Since the timing and quantity of transactions to be processed by us is not determinable, we view payment services to comprise an obligation to stand ready to process as many transactions as the customer requests. Under a stand-ready obligation, the evaluation of the nature of our performance obligation is focused on each time increment rather than the underlying activities. Therefore, we view payment services to comprise a series of distinct days of service that are substantially the same and have the same pattern of transfer to the customer. Accordingly, the promise to stand ready is accounted for as a single series performance obligation.

In order to provide our payment services, we route and clear each transaction through the applicable payment network. We obtain authorization for the transaction and request funds settlement from the card issuing financial institution through the payment network. When third parties are involved in the transfer of goods or services to our customer, we consider the nature of each specific promised good or service and apply judgment to determine whether we control the good or service before it is transferred to the customer or whether we are acting as an agent of the third party. To determine whether or not we control the good or service before it is transferred to the customer, we assess indicators including which party is primarily responsible for fulfillment and which party has discretion in determining pricing for the good or service, as well as other considerations. Based on our assessment of these indicators, we have concluded that our promise to our customer to provide our payment services is distinct from the services provided by the card issuing financial institutions and payment networks in connection with payment transactions. We do not have the ability to direct the use of and obtain substantially all of the benefits of the services provided by the card issuing financial institutions and payment networks before those services are transferred to our customer, and on that basis, we do not control those services prior to being transferred to our customer. As a result, we present our revenues net of the interchange fees retained by the card issuing financial institutions and the fees charged by the payment networks.

The majority of our payment services are priced as a percentage of transaction value or a specified fee per transaction, depending on the card type. We also charge other per occurrence fees for specific services that may be unrelated to the number of transactions or transaction value.
Given the nature of the promise and the underlying fees based on unknown quantities or outcomes of services to be performed over the contract term, the total consideration is determined to be variable consideration. The variable consideration for our payment service is usage-based and, therefore, it specifically relates to our efforts to satisfy our payment services performance obligation. The variability is satisfied each day the service is provided to the customer. We directly ascribe variable fees to the distinct day of service to which it relates, and we consider the services performed each day in order to ascribe the appropriate amount of total fees to that day. Therefore, we measure revenues for our payment service on a daily basis based on the services that are performed on that day.

Certain of our technology-enabled customer arrangements contain multiple promises, such as payment services, perpetual software licenses, software-as-a-service ("SaaS"), maintenance, installation services, training and equipment, each of which is evaluated to determine whether it represents a separate performance obligation. SaaS arrangements are generally offered on a subscription basis, providing the customers with access to the SaaS platform along with general support and maintenance services. Because these promised services within our SaaS arrangements are delivered concurrently over the contract term, we account for these promises as if they are a single performance obligation that includes a series of distinct services with the same pattern of transfer to the customer. In addition, certain implementation services are not considered distinct from the SaaS and are recognized over the expected period of benefit.

Once we determine the performance obligations and the transaction price, including an estimate of any variable consideration, we then allocate the transaction price to each performance obligation in the contract using a relative standalone selling price method. We determine standalone selling price based on the price at which the good or service is sold separately. If the standalone selling price is not observable through past transactions, we estimate the standalone selling price by considering all reasonably available information, including market conditions, trends or other company- or customer-specific factors.

Substantially all of the performance obligations within our SaaS arrangements described above are satisfied over time. We satisfy the combined SaaS performance obligation by standing ready to provide access to the SaaS. Consideration for SaaS arrangements may consist of fixed or usage-based fees. Revenue is recognized over the period for which the services are provided or by directly ascribing any variable fees to the distinct day of service based on the services that are performed on that day. The performance obligations associated with equipment sales, perpetual software licenses and certain professional services are generally satisfied at a point in time when they are transferred to the customer. For certain other professional services that represent separate performance obligations, we generally use the input method and recognize revenue based on the number of hours incurred or services performed to date in relation to the total services expected to be required to satisfy the performance obligation.

Issuer Solutions. Issuer Solutions revenues, presented in discontinued operations, are primarily derived from long-term contracts with financial institutions and other financial service providers. Issuer Solutions customer contracts typically include an obligation to provide processing services to those customers. Payment processing services revenues are generated primarily from charges based on the number of accounts on file, transactions and authorizations processed, statements generated and/or mailed, managed services, cards embossed and mailed, and other processing services for cardholder accounts on file. Most of the customer contracts have prescribed annual minimums, penalties for early termination, and service level agreements that may affect contractual fees if specific service levels are not achieved. We have determined that these processing services represent a stand-ready obligation comprising a series of distinct days of services that are substantially the same and have the same pattern of transfer to the customer.

Issuer Solutions contracts may also include additional performance obligations relating to loyalty redemption services and other professional services. Similar to processing services, we have determined that loyalty redemption services represent a stand-ready obligation comprising a series of distinct days of service that are substantially the same and have the same pattern of transfer to the customer.

To the extent a contract includes multiple promised services, we must apply judgment to determine whether promised services are capable of being distinct and are distinct in the context of the contract. If these criteria for being distinct are not met, the promised services are combined and accounted for as a single performance obligation.
The performance obligations to provide processing services and loyalty redemption services include variable consideration. The variable consideration for our services is usage-based and, therefore, it specifically relates to our efforts to satisfy our services performance obligation. The variability is satisfied each day the service is provided to the customer. We directly ascribe variable fees to the distinct day of service to which it relates, and we consider the services performed each day in order to ascribe the appropriate amount of total fees to that day. Therefore, we measure revenues for our services on a daily basis based on the services that are performed on that day.

Professional services performance obligations are satisfied over time. For professional services, we recognize revenue based on the labor hours incurred for time and materials projects or on a straight-line basis for fixed-fee projects.

In some cases, we pay certain of our customers a signing incentive at contract inception or renewal. Consideration paid to customers is accounted for as a reduction of the transaction price and recognized as a reduction in revenues as the related services are provided to the customer, typically over the contract term. The deferred portion of consideration paid to customers is classified within other assets in our consolidated balance sheets.

Other Issuer Solutions customer arrangements provide business-to-business ("B2B") payment services, consisting of a stand-ready obligation to process financial transactions for which revenue is recognized on a daily basis based on the services that are performed on that day. Customer contracts may also include subscription based SaaS arrangements that automate key procurement processes and enable virtual cards and integrated payments options, for which revenue is recognized over time on a ratable basis over the contract term beginning on the date that the services are first made available to the customer. Issuer Solutions is now presented as a discontinued operation.

Consumer Solutions. During the second quarter of 2023, we completed the sale of the consumer portion of our Netspend business, which comprised our former Consumer Solutions segment. For the periods prior to disposition, our Consumer Solutions arrangements included a stand-ready performance obligation to provide account access and facilitate purchase transactions. Revenues principally consisted of fees collected from cardholders and fees generated by cardholder activity in connection with the programs that we managed. Customers were typically charged a fee for each purchase transaction made using their cards, unless the customer was on a monthly or annual service plan, in which case the customer was instead charged a monthly or annual subscription fee, as applicable. Customers were also charged a monthly maintenance fee after a specified period of inactivity. We also charged fees associated with additional services offered in connection with our accounts, including the use of overdraft features, a variety of bill payment options, card replacement, foreign exchange and card-to-card transfers of funds initiated through our call centers.

We determined that we had a right to consideration from a customer in an amount that corresponded directly with our performance completed to date. As a result, we recognized revenue in the amount to which we had a right to invoice. Revenues were recognized net of fees charged by the payment networks for services they provided in processing transactions routed through them.

Cash, cash equivalents and restricted cash - Cash and cash equivalents include cash on hand and all liquid investments with a maturity of three months or less when purchased. We consider certain portions of our cash and cash equivalents to be unrestricted but not available for general purposes. The amount of cash that we consider to be available for general purposes (inclusive of discontinued operations), $1,067.5 million and $703.3 million as of December 31, 2024 and 2023, respectively, does not include the following: (i) settlement-related cash balances, (ii) funds held as collateral for merchant losses ("Merchant Reserves") and (iii) funds held for customers. Settlement-related cash balances represent funds that we hold when the incoming amount from the card networks precedes the funding obligation to the merchant. Settlement-related cash balances are not restricted in their use; however, these funds are generally paid out in satisfaction of a processing obligation the following day. Merchant Reserves serve as collateral to minimize contingent liabilities associated with any losses that may occur under the merchant agreement. We recognize a corresponding liability in settlement processing assets and settlement processing obligations in our consolidated balance sheets. While this cash is not restricted in its use, we believe that designating this cash as Merchant Reserves strengthens our fiduciary standing with financial institutions that sponsor us. Funds held for customers, which are not restricted in their use, include amounts collected before the corresponding obligation is due to be settled to or at the direction of our customers.
Restricted cash includes amounts that cannot be withdrawn or used for general operating activities under legal or regulatory restrictions. Restricted cash consists of amounts deposited by customers for prepaid card transactions and funds held as a liquidity reserve that are subject to local regulatory restrictions requiring appropriate segregation and restriction in their use. Restricted cash is included in prepaid expenses and other current assets in the consolidated balance sheets with a corresponding liability in accounts payable and accrued liabilities.

We regularly maintain cash balances with financial institutions in excess of the Federal Deposit Insurance Corporation insurance limit or the equivalent outside the U.S. As of December 31, 2024, approximately 75% of our total balance of cash and cash equivalents (inclusive of discontinued operations) was held within a small group of financial institutions, primarily large money center banks. Although we currently believe that the financial institutions with whom we do business will be able to fulfill their commitments to us, there is no assurance that those institutions will be able to continue to do so. We have not experienced any losses associated with our balances in such accounts for the years ended December 31, 2024, 2023 or 2022.

A reconciliation of the amounts of cash and cash equivalents and restricted cash in the consolidated balance sheets to the amount in the consolidated statements of cash flows is as follows:

	December 31,
	2024	2023

	(in thousands)

Cash and cash equivalents of continuing operations	$2,356,434	$1,906,931
Restricted cash of continuing operations	6,197	1,263
Cash, cash equivalents and restricted cash of discontinued operations	373,344	348,681
Cash, cash equivalents and restricted cash shown in the statement of cash flows	$2,735,975	$2,256,875

Accounts receivable, contract assets and contract liabilities - A contract with a customer creates legal rights and obligations. As we perform under customer contracts, our right to consideration that is unconditional is considered to be accounts receivable. If our right to consideration for such performance is contingent upon a future event or satisfaction of additional performance obligations, the amount of revenues we have recognized in excess of the amount we have billed to the customer is recognized as a contract asset. Contract liabilities represent consideration received from customers in excess of revenues recognized. Contract assets and liabilities are presented net at the individual contract level in the consolidated balance sheet and are classified as current or noncurrent based on the nature of the underlying contractual rights and obligations. See "Note 4—Revenues" for further information.

Allowance for credit losses on accounts receivable - We are exposed to credit losses on accounts receivable balances. We utilize a combination of aging and loss-rate methods to develop an estimate of current expected credit losses, depending on the nature and risk profile of the underlying asset pool. A broad range of information is considered in the estimation process, including historical loss information adjusted for current conditions and expectations of future trends. The estimation process also includes consideration of qualitative and quantitative risk factors associated with the age of asset balances, expected timing of payment, contract terms and conditions, changes in specific customer risk profiles or mix of customers, geographic risk, industry or economic trends and relevant environmental factors. Accounts receivable is presented net of an allowance for credit losses of $24.0 million and $17.5 million as of December 31, 2024 and 2023, respectively.

The measurement of the allowance for credit losses on accounts receivable is recognized through credit loss expense and is included as a component of selling, general and administrative expenses in our consolidated statements of income. We recognized credit loss expense of $25.8 million, $23.5 million and $14.9 million for the years ended December 31, 2024, 2023 and 2022, respectively. Write-offs are recognized in the period in which the asset is deemed to be uncollectible. Recoveries are recognized when received as a direct credit to the credit loss expense.

Revenues are recognized net of estimated billing adjustments. Adjustments to customer invoices are charged against the allowance for billing adjustments.
Contract costs - We capitalize certain costs to obtain contracts with customers, including employee sales commissions and fees to business partners. At contract inception, we capitalize costs incurred that we expect to recover and that would not have been incurred if the contract had not been obtained. In certain instances in which costs related to obtaining customers are incurred after the inception of the customer contract, such costs are capitalized as the corresponding liability is recognized. We also capitalize certain costs incurred to fulfill our contracts with customers that (i) relate directly to the contract, (ii) are expected to generate resources that will be used to satisfy our performance obligation under the contract and (iii) are expected to be recovered through revenues generated under the contract. Capitalized costs to obtain and to fulfill contracts are included in other noncurrent assets.

Contract costs are amortized to operating expense in our consolidated statements of income on a systematic basis consistent with the transfer to the customer of the goods or services to which the asset relates. Amortization of capitalized costs to obtain customer contracts is included in selling, general and administrative expenses in the consolidated statements of income, while amortization of capitalized costs to fulfill customer contracts is included in cost of services. We utilize a straight-line or proportional amortization method depending upon which method best depicts the pattern of transfer of the goods or services to the customer. We amortize these assets over the expected period of benefit, which, based on the factors noted above, is typically three to seven years. In order to determine the appropriate amortization period for capitalized contract costs, we consider a combination of factors, including customer attrition rates, estimated terms of customer relationships, the useful lives of technology we use to provide goods and services to our customers, whether future contract renewals are expected and if there is any incremental commission expected to be paid associated with a contract renewal. Costs to obtain a contract with an expected period of benefit of one year or less are recognized as an expense when incurred. We evaluate contract costs for impairment by comparing, on a pooled basis, the expected future net cash flows from underlying customer relationships to the carrying amount of the capitalized contract costs. See "Note 4—Revenues" for further information.

Up-front distributor and partner payments - We capitalize certain up-front contractual payments to third-party distributors and partners and recognize the capitalized amount as expense ratably over the period of benefit, which is generally the contract period. If the contract requires the distributor or partner to perform specific acts and no other conditions exist for the distributor or partner to earn or retain the up-front payment, then we recognize the capitalized amount as an expense when the performance conditions have been met. Up-front distributor and partner payments are classified in our consolidated balance sheets within prepaid expenses and other current assets and other noncurrent assets and the related expense is reported within selling, general and administrative expenses in our consolidated statements of income.

Settlement processing assets and obligations - Funds settlement refers to the process in our Merchant Solutions segment of transferring funds between card issuers and merchants for merchant sales and credits processed on our systems. We use our internal network to provide funding instructions to financial institutions that in turn fund the merchants. We process funds settlement under two models, a sponsorship model and a direct membership model.

Under the sponsorship model, we are designated as an independent sales organization by Mastercard and Visa, which means that member clearing banks ("Member") sponsor us and require our adherence to the standards of the payment networks. In certain markets, we have sponsorship or depository and clearing agreements with financial institution sponsors. These agreements allow us to route transactions under the Members' control and identification numbers to clear credit card transactions through Mastercard and Visa. In this model, the standards of the payment networks restrict us from performing funds settlement or accessing merchant settlement funds, and, instead, require that these funds be in the possession of the Member until the merchant is funded.

Under the direct membership model, we are members in various payment networks, allowing us to process and fund transactions without third-party sponsorship. In this model, we route and clear transactions directly through the card brand’s network and are not restricted from performing funds settlement. Otherwise, we process these transactions similarly to how we process transactions in the sponsorship model. We are required to adhere to the standards of the payment networks in which we are direct members. We maintain relationships with financial institutions, which may also serve as our Member sponsors for other card brands or in other markets, to assist with funds settlement.

Timing differences, interchange fees, merchant reserves and exception items cause differences between the amount received from the payment networks and the amount funded to the merchants. These intermediary balances arising in our settlement process are reflected as settlement processing assets and obligations in our consolidated balance sheets.
Settlement processing assets and obligations include the following components:

•Interchange reimbursement. Our receivable from merchants for the portion of the discount fee related to reimbursement of the interchange fee.

•Receivable from Members. Our receivable from the Members for transactions in which we have advanced funding to the Members to fund merchants in advance of receipt of funding from payment networks.

•Receivable from networks. Our receivable from a payment network for transactions processed on behalf of merchants where we are a direct member of that particular network.

•Exception items. Items such as customer chargeback amounts received from merchants.

•Merchant Reserves. Reserves held to minimize contingent liabilities associated with losses that may occur under the merchant agreement.

•Liability to Members. Our liability to the Members for transactions that have not yet been funded to the merchants.

•Liability to merchants. Our liability to merchants for transactions that have been processed but not yet funded where we are a direct member of a particular payment network.

•Allowance for credit and other merchant losses on settlement assets. Allowances, charges or expected credit losses on chargebacks, merchant fraud or other merchant-related reason.

We apply offsetting to our settlement processing assets and obligations where a right of setoff exists. In the sponsorship model, we apply offsetting by Member agreement because the Member is ultimately responsible for funds settlement. With these Member transactions, we do not have access to the gross proceeds of the receivable from the payment networks and, thus, do not have a direct obligation or any ability to satisfy the payable to fund the merchant. In these situations, we apply offsetting to determine a net position for each Member agreement. If that net position is an asset, we reflect the net amount in settlement processing assets in our consolidated balance sheet. If that net position is a liability, we reflect the net amount in settlement processing obligations in our consolidated balance sheet. In the direct membership model, offsetting is not applied, and the individual components are presented as an asset or obligation based on the nature of that component.

Allowance for credit and other merchant losses on settlement assets - Our merchant customers are liable for any charges or losses that occur under the merchant agreement. We have a risk of loss in our card processing services associated with the liability to collect amounts from merchant customers for any charges properly reversed by the card issuing financial institutions. We are therefore exposed to credit losses on these settlement processing assets. We utilize a combination of aging and loss-rate methods to develop an estimate of current expected credit losses, depending on the nature and risk profile of the underlying asset pool. A broad range of information is considered in the estimation process, including historical loss information adjusted for current conditions and expectations of future trends. The estimation process also includes consideration of qualitative and quantitative risk factors associated with the age of asset balances, expected timing of payment, contract terms and conditions, changes in specific customer risk profiles or mix of customers, geographic risk, industry or economic trends and relevant environmental factors. We require cash deposits, guarantees, letters of credit and other types of collateral from certain merchants to minimize the risk of loss, and we also utilize a number of systems and procedures to manage merchant risk. The allowance for credit losses on settlement processing assets was $10.0 million and $9.7 million as of December 31, 2024 and 2023, respectively.

The measurement of the allowance for credit losses on settlement assets is recognized through credit loss expenses and is included as a component of cost of service in our consolidated statements of income. We recognized credit loss expense of $22.4 million, $19.2 million and $13.0 million for the years ended December 31, 2024, 2023 and 2022, respectively. Write-offs are recognized in the period in which the asset is deemed to be uncollectible. Recoveries are recognized when received as a direct credit to the credit loss expense.
Additionally, when we are not able to collect these amounts from merchants due to merchant fraud, insolvency, bankruptcy or any other reason, we may be liable for the reversed charges. We recognize an estimated liability for merchant losses comprised of estimated incurred but not reported losses, which is included in accrued liabilities in our consolidated balance sheet. The provision for merchant losses is included as a component of cost of service in our consolidated statements of income.

Reserve for cardholder losses - Through services offered in our former Consumer Solutions segment, we were exposed to losses due to cardholder fraud, payment defaults and other forms of cardholder activity as well as losses due to nonperformance of third parties who received cardholder funds for transmittal to the issuing financial institutions. We established a reserve for losses we estimated would arise from processing customer transactions, debit card overdrafts, chargebacks for unauthorized card use and merchant-related chargebacks due to nondelivery of goods and services. These reserves were established based upon historical loss and recovery rates and cardholder activity for which specific losses could be identified. Prior to the disposition of our consumer business, the provision for cardholder losses was included as a component of cost of service in our consolidated statements of income.

Property and equipment - Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are generally calculated using the straight-line method. Leasehold improvements are amortized over the lesser of the remaining term of the lease and the useful life of the asset.

We develop software that is used to provide services to customers. Capitalization of internal-use software costs, primarily associated with operating platforms, occurs when we have completed the preliminary project stage, management authorizes the project, management commits to funding the project, it is probable the project will be completed and the project will be used to perform the function intended. Costs incurred during the preliminary project stage are recognized as expense as incurred. Capitalized internal-use software is amortized over its estimated useful life, which is typically five to ten years, in a manner that best reflects the pattern of economic use of the assets. See "Note 5—Property and Equipment" for further information.

Goodwill - We test goodwill for impairment at the reporting unit level annually (in the fourth quarter) and more often if an event occurs or circumstances change that indicate the fair value of a reporting unit is below its carrying amount. We have the option of performing a qualitative assessment of impairment to determine whether any further quantitative assessment for impairment is necessary. The election of whether or not to perform a qualitative assessment is made annually and may vary by reporting unit.

Factors we consider in the qualitative assessment include general macroeconomic conditions, industry and market conditions, cost factors, overall financial performance of our reporting units, events or changes affecting the composition or carrying amount of the net assets of our reporting units, our share price, and other relevant entity-specific events. If we elect to bypass the qualitative assessment or if we determine, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, a quantitative test would be required. The quantitative assessment compares the estimated fair value of the reporting unit to its carrying amount, and recognizes an impairment loss for the amount by which a reporting unit’s carrying amount exceeds its estimated fair value, without exceeding the total amount of goodwill allocated to that reporting unit.

During the second quarter of 2022, a sustained decline in our share price and increases in discount rates, primarily resulting from increased economic uncertainty, indicated a potential decline in fair value and triggered a requirement to evaluate our Issuer Solutions and former Business and Consumer Solutions reporting units for potential impairment as of June 30, 2022. Furthermore, the estimated sales price for the consumer business portion of our former Business and Consumer Solutions reporting unit also indicated a potential decline in fair value as of June 30, 2022. We determined on the basis of the quantitative assessment that the fair value of our Issuer Solutions reporting unit was still greater than its carrying amount as of June 30, 2022, indicating no impairment. Based on the quantitative assessment of our former Business and Consumer Solutions reporting unit, including consideration of the consumer business disposal group and the remaining assets of the reporting unit, we recognized a goodwill impairment charge of $833.1 million in our consolidated statement of income during the three months ended June 30, 2022. The estimated fair value used in the goodwill impairment assessment was considered to be a nonrecurring Level 3 measurement of the valuation hierarchy.
During the third quarter of 2022, as a result of the pending disposition of our consumer business and changes in how our business is managed, we realigned the businesses previously comprising our former Business and Consumer Solutions segment to include the B2B portion within our former Issuer Solutions segment and the consumer portion forming our Consumer Solutions segment. In connection with the change in presentation of segment information, the B2B portion of our former Business and Consumer Solutions reporting unit was realigned into the Issuer Solutions reporting unit, including a reallocation of goodwill. During the second quarter of 2023, we completed the sale of our consumer business. In addition, during 2023, we realigned our reporting units based on organizational changes and the acquired operations of EVO.

As of October 1, 2024, our reporting units consisted of the following: North America Payments Solutions, Vertical Market Software Solutions, Europe Merchant Solutions, Spain Merchant Solutions, Asia-Pacific Merchant Solutions, Latin America Merchant Solutions and Issuer Solutions. As of October 1, 2024, we performed a quantitative assessment of impairment for our Issuer Solutions, Europe Merchant Solutions, Spain Merchant Solutions and Latin America Merchant Solutions reporting units and a qualitative assessment for all other reporting units. We determined on the basis of the quantitative assessments of our Issuer Solutions, Europe Merchant Solutions, Spain Merchant Solutions and Latin America Merchant Solutions reporting units that the fair value of each reporting unit was greater than its respective carrying amount, indicating no impairment. Additionally, we determined on the basis of the qualitative factors that the fair value of other reporting units was not more likely than not less than the respective carrying amounts.

During the quarter ended December 31, 2024, we realigned our reporting units based on a strategic and organizational changes. The new reporting units are Core Payments Solutions, Integrated and Embedded Solutions, Point-of-Sale and Software Solutions, International Merchant Solutions and Issuer Solutions. Upon realignment of our reporting units, we performed a quantitative assessment of impairment for our Core Payments Solutions, Integrated and Embedded Solutions and Point-of-Sale and Software Solutions reporting units, and determined on the basis of those assessments that the fair value of each reporting unit was greater than its respective carrying amount, indicating no impairment. Additionally, our International Merchant Solutions reporting unit was an aggregation of our former Europe, Spain and Asia-Pacific reporting units, and was not more likely than not less than its respective carrying amounts. The realignment did not affect our Issuer Solutions reporting unit, which is now a discontinued operation.

See "Note 6—Goodwill and Other Intangible Assets" for further information.

Other intangible assets - Other intangible assets include customer-related intangible assets (such as customer lists, merchant contracts and referral agreements), contract-based intangible assets (such as noncompete agreements, distributor agreements and processing rights), acquired technologies, trademarks and trade names associated with business combinations. These assets are amortized over their estimated useful lives. The useful lives for customer-related intangible assets are determined based primarily on forecasted cash flows, which include estimates for the revenues, expenses, and customer attrition associated with the assets. The useful lives of contract-based intangible assets are equal to the terms of the agreements. The useful lives of acquired technologies are based on an estimate of the period over which we expect to receive economic benefit. The useful lives of amortizable trademarks and trade names are based on an estimate of the period over which we will earn revenues for the related assets, including contemplation of any future plans to use the trademarks and trade names in the applicable markets.

We use the straight-line method of amortization for our amortizable acquired technologies, trademarks and trade names and certain contract-based intangible assets. Amortization for most of our customer-related intangible assets and certain contract-based intangible assets is determined using an accelerated method. Under this accelerated method, we determine amortization expense for any period by first dividing the expected cash flows for that period that were used in determining the acquisition-date fair value of the asset by the expected total cash flows over the estimated life of the asset. We then multiply that ratio by the initial carrying amount of the asset to arrive at the amortization expense for that period. If the cash flow patterns that we experience differ significantly from our initial estimates, we adjust the amortization schedule prospectively. We believe that our accelerated method reflects the expected pattern of the benefit to be derived. See "Note 6—Goodwill and Other Intangible Assets" for further information.
Implementation costs incurred in a cloud computing arrangement - We capitalize implementation costs associated with cloud computing arrangements that are service contracts, and we amortize these capitalized implementation costs to expense on a straight-line basis over the term of the applicable hosting arrangement. Our cloud computing arrangements involve services we use to support certain internal corporate functions as well as technology associated with revenue-generating activities. As of December 31, 2024 and 2023, capitalized implementation costs, net of accumulated amortization, were $52.7 million and $45.4 million, respectively, and are presented within other noncurrent assets in the consolidated balance sheets. Amortization expense for the years ended December 31, 2024, 2023 and 2022 was $7.0 million, $3.5 million and $3.0 million, respectively, and is presented in the same line item in the consolidated statements of income as the expense for the associated cloud services arrangement.

Leases - We evaluate each of our lease and service arrangements at inception to determine if the arrangement is, or contains, a lease and the appropriate classification of each identified lease. A lease exists if we obtain substantially all of the economic benefits of, and have the right to control the use of, an asset for a period of time. Right-of-use assets represent our right to use an underlying asset for the lease term, and lease liabilities represent our obligation to make lease payments arising from the lease agreement. We recognize right-of-use assets and lease liabilities at the lease commencement date based on the present values of fixed lease payments over the term of the lease. Right-of-use assets may also be adjusted to reflect any prepayments made or any incentive payments received. Operating lease costs and depreciation expense for finance leases are recognized as expense on a straight-line basis over the lease term. We consider a termination or renewal option in the determination of the lease term when it is reasonably certain that we will exercise that option. Because our leases generally do not provide a readily determinable implicit interest rate, we use an incremental borrowing rate to measure the lease liability and associated right-of-use asset at the lease commencement date. The incremental borrowing rate used is a fully collateralized rate that considers our credit rating, market conditions and the term of the lease at the lease commencement date. We have made an accounting policy election to not recognize assets or liabilities for leases with a term of less than 12 months and to account for all components in a lease arrangement as a single combined lease component for all asset classes with the exception of computer equipment, for which we account for lease and nonlease components separately. See "Note 7—Leases" for further information.

Impairment of long-lived assets - We regularly evaluate whether events and circumstances have occurred that indicate the carrying amount of property and equipment, capitalized software, lease right-of-use assets and finite-life intangible assets may not be recoverable. When factors indicate that these long-lived assets should be evaluated for possible impairment, we assess the potential impairment by determining whether the carrying amount of such long-lived assets will be recovered through the future undiscounted cash flows expected from use of the asset and its eventual disposition. The evaluation is performed at the asset group level, which is the lowest level of identifiable cash flows. If the carrying amount of the asset group is determined to be not recoverable, a write-down to fair value is recognized. Fair values are determined based on quoted market prices or discounted cash flow analysis as applicable. We regularly evaluate whether events and circumstances have occurred that indicate the useful lives of property and equipment and finite-life intangible assets may warrant revision.

Assets held for sale - We classify an asset or business as a held for sale disposal group if we have committed to a plan to sell the asset or business within one year and are actively marketing the asset or business in its current condition for a price that is reasonable in comparison to its estimated fair value. Disposal groups held for sale are reported at the lower of carrying amount or fair value less costs to sell. Long-lived assets classified as held for sale are not subject to depreciation or amortization, and both the assets and any liabilities directly associated with the disposal group are presented net within separate current and noncurrent held for sale line items in our consolidated balance sheets. Subsequent changes to the estimated selling price of an asset or disposal group held for sale are recognized as gains or losses in our consolidated statement of income and any subsequent gains are limited to the cumulative losses previously recognized. Our Issuer Solutions disposal group met the criteria to be classified as held for sale and the planned disposition represents a strategic shift that will have a major effect on the Company's operations and financial results. As a result, the operating results of the Issuer Solutions business have been reflected as discontinued operations.
Notes receivable and allowance for credit losses - During the year ended December 31, 2023, we provided seller financing in connection with the sale of our former consumer and gaming businesses. We classify notes receivable as held for investment based on the intent and ability to hold for the foreseeable future or until maturity or payoff, and the notes are presented at amortized cost within notes receivable in our consolidated balance sheet. Interest income is recognized using the effective interest method, which includes the accretion of the difference between the fair value at inception and the face value of the notes.

We are exposed to credit losses on the notes. We utilize a probability-of-default and loss given default method to develop an estimate of current expected credit losses applied at the loan level. A variety of factors are considered to estimate the expected credit loss, including the probability of default (representing the probability the asset will default within a given time frame), the loss given default (representing the percentage of the asset that is not expected to be collected due to default), leverage ratios, interest rates, market and industry data, and forecasts that affect the collectibility of the reported amount. The estimation process also includes consideration of qualitative and quantitative risk factors associated with expected timing of payment, industry trends and current and anticipated future economic conditions. Expected credit losses are estimated over the life of the loans, adjusted for expected prepayments when appropriate. We recognized a noncash charge as an allowance for estimated future credit losses on the notes of $15.2 million for the year ended December 31, 2023, which is included as a component of interest and other expense in our consolidated statements of income. Notes receivable are presented net of an allowance for credit losses of $15.2 million as of December 31, 2024 and 2023, respectively.

Equity method investments - We have certain investments, including a 45% interest in China UnionPay Data Co., Ltd. that we account for using the equity method of accounting. Equity method investments are recognized initially at cost and subsequently adjusted for our portion of equity in earnings, cash contributions and distributions, and foreign currency translation adjustments. As of December 31, 2024 and 2023, we had total equity method investments of $987.2 million and $977.6 million, respectively, presented within other noncurrent assets in the consolidated balance sheets.

Accrued buyout liability - Certain of our Merchant Solutions salespersons in the United States are paid residual commissions based on the profitability generated by certain merchant customers. We have the right, but not the obligation, to buy out some or all of these commissions and intend to do so periodically. Such purchases of the commissions are at a fixed multiple of the last 12 months of commissions. Because of our intent and ability to execute purchases of the residual commissions, and the mutual understanding between us and our salespersons, we have accounted for this deferred compensation arrangement pursuant to the substantive nature of the plan. Therefore, we recognize a liability for the amount that we would have to pay (the "settlement cost") to buy out related commissions in their entirety from vested salespersons, and an estimated amount for unvested salespersons based on their progress towards vesting and the expected percentage that will become vested. As the liability increases over the first year of the related merchant contract, we recognize a related asset. Subsequent changes in the estimated accrued buyout liability due to merchant attrition, same-store sales growth or contraction and changes in profitability are included in selling, general and administrative expense in the consolidated statements of income. The classification of the accrued buyout liability between current and noncurrent in the consolidated balance sheet is based upon our estimate of the amount of the accrued buyout liability that we reasonably expect to pay over the next 12 months.

Income taxes - Deferred income taxes are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax laws and rates. A valuation allowance is provided when it is more likely than not that some portion or all of the deferred tax assets will not be realized.

We periodically assess our tax exposures related to periods that are open to examination. Based on the latest available information, we evaluate our tax positions to determine whether the position will more likely than not be sustained upon examination by the U.S. Internal Revenue Service or other taxing authorities. If we do not reach a more-likely-than-not determination, no benefit is recognized. If we determine that the tax position is more likely than not to be sustained, we recognize the largest amount of benefit that is more likely than not to be realized when the tax position is settled. We present interest and penalties related to unrecognized income tax benefits in interest and other expense and selling, general and administrative expenses, respectively, in our consolidated statements of income. See "Note 12—Income Tax" for further information.
Derivative instruments - We may use interest rate swaps or other derivative instruments to manage a portion of our exposure to the variability in interest rates. Our objective in managing our exposure to fluctuation in interest rates is to better control this element of cost and to mitigate the earnings and cash flow volatility associated with changes in applicable rates. We have established policies and procedures that encompass risk-management philosophy and objectives, guidelines for derivative instrument usage, counterparty credit approval, and the monitoring and reporting of derivative activity. We do not use derivative instruments for speculation.

At inception, we formally designate and document instruments that qualify for hedge accounting of underlying exposures. When qualified for hedge accounting, these financial instruments are recognized at fair value in our consolidated balance sheets, and changes in fair value are recognized as a component of other comprehensive income (loss) and included in accumulated other comprehensive loss within equity in our consolidated balance sheets. Cash flows resulting from settlements are presented as a component of cash flows from operating activities within our consolidated statements of cash flows.

We formally assess, both at inception and at least quarterly, whether the financial instruments used in hedging transactions are effective at offsetting changes in cash flows of the related underlying exposure. Fluctuations in the value of these instruments generally are offset by changes in the forecasted cash flows of the underlying exposures being hedged. This offset is driven by the high degree of effectiveness between the exposure being hedged and the hedging instrument. We designated each of our active interest rate swap agreements as a cash flow hedge of interest payments on variable rate borrowings.

In addition, we designated our Euro-denominated senior notes as a hedge of our net investment in our Euro-denominated operations. The purpose of the net investment hedge is to offset the volatility of our net investment in our Euro-denominated operations due to changes in foreign currency exchange rates. The foreign currency remeasurement gains and losses associated with the Euro-denominated senior notes and our Euro-denominated operations are presented within the same components of other comprehensive income and accumulated comprehensive income.

See "Note 10—Derivatives and Hedging Instruments" for further information about our derivative instruments.

Fair value measurements - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the reporting date. GAAP establishes a fair value hierarchy that categorizes the inputs to valuation techniques into three broad levels. Level 1 inputs utilize quoted prices in active markets for identical assets or liabilities. Level 2 inputs are based on other observable market data, such as quoted prices for similar assets and liabilities, and inputs other than quoted prices that are observable such as interest rates and yield curves. Level 3 inputs are developed from unobservable data reflecting our assumptions and include situations where there is little or no market activity for the asset or liability.

Fair value of financial instruments - The carrying amounts of cash and cash equivalents, restricted cash, receivables, settlement lines of credit, accounts payable and accrued liabilities approximate their fair value given the short-term nature of these items.

The estimated fair value of our senior notes was based on quoted market prices in an active market and is considered to be a Level 1 measurement of the valuation hierarchy. The estimated fair value of our $2.0 billion 1.500% convertible notes was based on quoted market prices in an active market and is considered to be a Level 1 measurement of the valuation hierarchy and our $1.5 billion 1.000% convertible notes was based on a lattice pricing model and is considered to be a Level 3 measurement of the valuation hierarchy. Certain of our long-term debt arrangements include variable interest rates. The fair value of long-term debt with variable interest rates was determined using Level 2 inputs, and approximated carrying amount, exclusive of debt issuance costs. The fair values of our swap agreements were determined based on the present value of the estimated future net cash flows using implied rates in the applicable yield curve as of the valuation date and classified within Level 2 of the valuation hierarchy. See "Note 9—Long-Term Debt and Lines of Credit" and "Note 10—Derivatives and Hedging Instruments" for further information.

The estimated fair value of our notes receivable was based on a discounted cash flow approach and is considered to be a Level 3 measurement of the valuation hierarchy. See "Note 3—Business Dispositions and Discontinued Operations" for further information.
We also have investments in equity instruments without readily determinable fair values. As permitted, we have elected a measurement alternative for equity instruments that do not have readily determinable fair values. Under such alternative, these instruments are measured at cost plus or minus any changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer less any impairments. Any resulting change in carrying amount would be reflected in net income.

Redeemable Noncontrolling Interests - Redeemable noncontrolling interests refers to noncontrolling interests that are redeemable upon the occurrence of an event that is not solely within our control and is reported in the mezzanine section between total liabilities and shareholders' equity, as temporary equity in our consolidated balance sheets. The redeemable noncontrolling interests for each subsidiary are adjusted each reporting period to the higher of: (i) the initial carrying amount, increased or decreased for the noncontrolling interest's share of comprehensive income (loss), capital contributions and distributions or (ii) the redemption price. In determining the measurement method of redemption price, we have elected to accrete changes in the redemption price over the period from the date of issuance to the earliest redemption date of the instrument using the effective interest method, applied prospectively. We have also elected to recognize the entire amount of any redemption price adjustments in net income attributable to noncontrolling interests in our consolidated statements of income. Certain of our redeemable noncontrolling interests are redeemable at fair value and are considered to be a Level 3 measurement of the valuation hierarchy. See "Note 16—Noncontrolling Interests" for further information.

Foreign currencies - We have significant operations in a number of foreign subsidiaries whose functional currency is the local currency. The assets and liabilities of subsidiaries whose functional currency is a foreign currency are translated into the reporting currency at the period-end rate of exchange. Income statement items are translated at the weighted-average rates prevailing during the period. The resulting translation adjustment is presented as a component of other comprehensive income and is included in accumulated comprehensive income within equity in our consolidated balance sheets.

Gains and losses on transactions denominated in currencies other than the functional currency are generally included in determining net income for the period. For the years ended December 31, 2024, 2023 and 2022, our transaction gains and losses were insignificant. Transaction gains and losses on intercompany balances of a long-term investment nature are presented as a component of other comprehensive income (loss) and included in accumulated comprehensive income (loss) within equity in our consolidated balance sheets. When a foreign subsidiary is disposed of in its entirety, the associated accumulated foreign currency translation gains or losses are reclassified from the separate component of equity into our consolidated statement of income.

Earnings per share - Basic earnings per share ("EPS") is computed by dividing net income attributable to Global Payments by the weighted-average number of shares outstanding during the period. Earnings available to common shareholders is the same as net income attributable to Global Payments for all periods presented.

Diluted EPS is computed by dividing net income attributable to Global Payments by the weighted-average number of shares outstanding during the period, including the effect of share-based awards, convertible notes or other potential securities that would have a dilutive effect on EPS. All stock options with an exercise price lower than the average market share price of our common stock for the period are assumed to have a dilutive effect on EPS. The dilutive share base for the years ended December 31, 2024, 2023 and 2022 excluded approximately 293,422, 191,353 and 700,119, respectively, shares related to stock options that would have an antidilutive effect on the computation of diluted earnings per share.

The effect of the potential shares needed to settle the conversion spread on our convertible notes is included in diluted EPS if the effect is dilutive. The effect depends on the market share price of our common stock at the time of conversion and would be dilutive if the average market share price of our common stock for the period exceeds the conversion price. For the years ended December 31, 2024 and 2023, the convertible notes were not included in the computation of diluted EPS as the effect would have been anti-dilutive. Furthermore, the effect of the related capped call transactions is not included in the computation of diluted EPS as it is always anti-dilutive.
The following table sets forth the computations of basic and diluted EPS for continuing and discontinued operations for all periods presented:

	Years Ended December 31,
	2024	2023	2022

	(in thousands, except per share data)

Income from continuing operations attributable to Global Payments	$1,323,711	$643,928	$(177,719)
Income from discontinued operations attributable to Global Payments	246,654	342,305	289,212
Net income attributable to Global Payments	$1,570,365	$986,233	$111,493

Basic weighted-average number of shares outstanding	254,291	261,126	275,191
Plus: Dilutive effect of stock options and other share-based awards	554	572	385
Diluted weighted-average number of shares outstanding	254,845	261,698	275,576

Basic earnings per share attributable to Global Payments:
Continuing operations	$5.21	$2.47	$(0.64)
Discontinued operations	0.97	1.31	1.05
Total basic earnings per share attributable to Global Payments	$6.18	$3.78	$0.41

Diluted earnings per share attributable to Global Payments:
Continuing operations	$5.19	$2.46	$(0.64)
Discontinued operations	0.97	1.31	1.04
Total diluted earnings per share attributable to Global Payments	$6.16	$3.77	$0.40

Repurchased shares - We account for the retirement of repurchased shares using the par value method under which the repurchase price is charged to paid-in capital up to the amount of the original issue proceeds of those shares. When the repurchase price is greater than the original issue proceeds, the excess is charged to retained earnings. We use a last-in, first-out cost flow assumption to identify the original issue proceeds of the shares repurchased. See "Note 13—Shareholders' Equity" for further information.